CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Trade notes and accounts receivable, allowance for doubtful accounts	¥ 683	¥ 380
Common stock, par value	¥ 0	¥ 0
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	143,500,000	143,500,000
Common stock, shares outstanding	138,618,060	138,620,152
Treasury stock, shares	4,881,940	4,879,848